Maintenance rights and lease premium, net - Movements in maintenance rights (Details) - Maintenance Rights - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Finite-lived Intangible Assets [Roll Forward]
Maintenance rights at beginning of period	$ 2,099,513	$ 2,540,286
EOL and MR contract maintenance rights expense	(51,841)	(140,686)
MR contract maintenance rights write-off due to maintenance liability release	(34,988)	(16,594)
EOL contract maintenance rights write-off due to cash receipt	(97,289)	(57,541)
EOL and MR contract maintenance rights write-off due to sale of aircraft	(45,016)	(70,505)
Maintenance rights at end of period	$ 1,870,379	$ 2,254,960